SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance of Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Total allowance for credit losses - January 1	$ 1,867	$ 1,415	$ 1,292
Current-period provision for expected credit losses	1,894	866	504
Write-offs	(934)	(3)	(11)
Recoveries collected	(518)	(411)	(370)
Total allowance for credit losses - December 31	$ 2,309	$ 1,867	$ 1,415